Shareholder' equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Summary of Other Reserves Including Other Comprehensive Income
Other reserves (including other comprehensive income/(loss)) are detailed as follows:

	At December 31,
(€ thousands)	2022	2021
Legal and statutory reserves	8,056	860
Share premium	721,187	721,187
Reserve for treasury shares	(451,174)	(455,000)
Other comprehensive income/(loss) reserve (OCI)	19,131	(12,295)
Share-based payments reserve	88,557	74,978
Non-controlling interests options reserve	(183,525)	(196,691)
Other reserves	(57,542)	(36,360)
Other reserves, including OCI	144,690	96,679